Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Revenues
Life and health premiums, net	$ 0	$ 0	$ 0	$ 0
Net investment income	198	151	508	368
Other Income	6	2,168	14	2,165
Total revenues	204	2,319	522	2,533
Operating Costs and Expenses
Life and health insurance claims and benefits, net	0	0	0	2
Interest credited to policyholder account balances	0	0	(15)	0
Operating and other expenses	35	1,082	91	1,127
Total benefits and expenses	35	1,082	76	1,129
Income (loss) before income taxes	169	1,237	446	1,404
Income tax expense (benefit)	(3)	354	(89)	401
Net Income (Loss)	172	883	535	1,003
Change in unrealized (losses), net of tax (benefit)	(261)	(7)	(592)	244
Other Comprehensive Income (Loss)	(261)	(7)	(592)	244
Total Comprehensive Income (Loss)	(89)	876	(57)	1,247
Reinsurance recoverable from affiliate	23,979	23,599	23,979	23,599	$ 23,973
Assets on deposit	3,086,235	2,221,748	3,086,235	2,221,748	2,453,033
Claim and policy benefit reserves - life and health	25,353	22,639	25,353	22,639	$ 23,052
Policyholder account balances	3,090,117	2,225,214	3,090,117	2,225,214
Separate account assets and liabilities	103,929	69,005	103,929	69,005
Life and Health
Revenues
Life and health premiums, net	0	0	0	0
Net investment income	198	151	508	368
Other Income	6	2,168	14	2,165
Total revenues	204	2,319	522	2,533
Operating Costs and Expenses
Life and health insurance claims and benefits, net	0		0	2
Interest credited to policyholder account balances	0		(15)
Operating and other expenses	7	1,070	21	1,137
Total benefits and expenses	7	1,070	6	1,139
Income (loss) before income taxes	197	1,249	516	1,394
Income tax expense (benefit)	3	354	(74)	401
Net Income (Loss)	194	895	590	993
Change in unrealized (losses), net of tax (benefit)	(261)	(7)	(592)	244
Other Comprehensive Income (Loss)	(261)	(7)	(592)	244
Total Comprehensive Income (Loss)	(67)	888	(2)	1,237
Reinsurance recoverable from affiliate	23,979	23,599	23,979	23,599
Assets on deposit	0	0	0	0
Claim and policy benefit reserves - life and health	18,943	19,886	18,943	19,886
Policyholder account balances	3,882	3,466	3,882	3,466
Separate account assets and liabilities	0	0	0	0
Annuities
Revenues
Life and health premiums, net	0	0	0	0
Net investment income	0		0
Other Income	0		0
Total revenues	0	0	0	0
Operating Costs and Expenses
Life and health insurance claims and benefits, net	0		0	0
Interest credited to policyholder account balances	0		0
Operating and other expenses	28	12	70	(10)
Total benefits and expenses	28	12	70	(10)
Income (loss) before income taxes	(28)	(12)	(70)	10
Income tax expense (benefit)	(6)	0	(15)	0
Net Income (Loss)	(22)	(12)	(55)	10
Change in unrealized (losses), net of tax (benefit)	0	0	0	0
Other Comprehensive Income (Loss)	0	0	0	0
Total Comprehensive Income (Loss)	(22)	(12)	(55)	10
Reinsurance recoverable from affiliate	0	0	0	0
Assets on deposit	3,086,235	2,221,748	3,086,235	2,221,748
Claim and policy benefit reserves - life and health	6,410	2,753	6,410	2,753
Policyholder account balances	3,086,235	2,221,748	3,086,235	2,221,748
Separate account assets and liabilities	$ 103,929	$ 69,005	$ 103,929	$ 69,005